FAIR VALUE (Details 3) (USD $)	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities		$ 399,955	$ 361,803	$ 465,709
Long-term investments
Fair value option methods investment	3,080,000	5,491,073
Available-for-sales securities investments	23,894,500
Recurring | Total
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities		399,955
Long-term investments
Fair value option methods investment	3,080,000	5,491,073
Available-for-sales securities investments	23,894,500
Total	26,974,500	5,891,028
Recurring | Level 1
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities		399,955
Long-term investments
Total		399,955
Recurring | Level 3
Long-term investments
Fair value option methods investment	3,080,000	5,491,073
Available-for-sales securities investments	23,894,500
Total	$ 26,974,500	$ 5,491,073